Condensed Consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 3,986	$ 4,055
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,373	2,756
Amortization of premium and accretion of discount on marketable securities, net	(1,597)	(2,248)
Amortization of discount and issuance costs of convertible notes	1,283	1,275
Share-based compensation	29,809	37,458
Exchange rate fluctuations and other items, net	(344)	166
Revaluation of earn-out	7,329	0
Changes in assets and liabilities:
User funds	(10,810)	(4,692)
Operating lease ROU assets and liabilities	312	(275)
Other receivables	(3,511)	(5,173)
Trade payables	1,362	(580)
Deferred revenue	749	1,118
User accounts	10,356	3,291
Other accounts payable and accrued expenses	6,287	4,134
Non-current liabilities	(71)	882
Net cash provided by operating activities	53,513	42,167
Investing activities:
Investment in marketable securities	(55,652)	(30,734)
Proceeds from maturities of marketable securities	180,271	108,597
Investment in short-term bank deposits	(2,000)	(36,238)
Proceeds from short-term bank deposits	843	6,351
Acquisition of business, net of cash acquired	0	(9,163)
Purchase of property and equipment	(472)	(687)
Capitalization of internal-use software	(661)	(20)
Net cash provided by investing activities	122,329	38,106
Financing activities:
Repurchases of ordinary shares	0	(77,101)
Proceeds from exercise of share options	2,579	1,830
Proceeds from withholding tax related to employees’ exercises of share options and RSUs	1,288	220
Net cash provided by (used in) financing activities	3,867	(75,051)
Effect of exchange rate fluctuations on cash and cash equivalents	339	(167)
Increase (decrease) in cash and cash equivalents	180,048	5,055
Cash and cash equivalents at the beginning of the period	133,472	183,674
Cash and cash equivalents at the end of the period	$ 313,520	$ 188,729